Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Properties and Equipment, at Cost
Properties and equipment is carried at cost and consists of the following:

	Estimated Useful Life(a) (Years)	December 31,
		2017	2016
		(Millions)
Proved properties	(b)	$5,815	$4,577
Unproved properties	(c)	2,194	1,892
Gathering, processing and other facilities	15-25	242	183
Construction in progress	(c)	305	144
Other	3-40	118	113
Total properties and equipment, at cost		8,674	6,909
Accumulated depreciation, depletion and amortization		(1,983)	(1,466)
Properties and equipment—net		$6,691	$5,443
__________

(a)	Estimated useful lives are presented as of December 31, 2017.

(b)	Proved properties are depreciated, depleted and amortized using the units-of-production method (see Note 1).

(c)	Unproved properties and construction in progress are not yet subject to depreciation and depletion.

Rollforward of Asset Retirement Obligation
A rollforward of our asset retirement obligations for the years ended 2017 and 2016 is presented below.

	2017	2016
	(Millions)
Balance, January 1	$40	$39
Liabilities incurred	5	5
Liabilities settled	(11)	(6)
Estimate revisions	3	—
Accretion expense(a)	2	2
Balance, December 31	$39	$40
Amount reflected as current	$7	$5
__________

(a)	Accretion expense is included in lease and facility operating expense on the Consolidated Statements of Operations.